SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 13 – SUBSEQUENT EVENTS

The Company evaluated all events that occurred up to September 28, 2023 and determined that no events that would have required adjustment or disclosure in the condensed consolidated financial statements except the following.

On July 21, 2023, the Company repaid $100,000 principal amount of the Notes to L1 Capital in cash. Following this repayment, there was no convertible note outstanding.

Effective August 9, 2023, PT Green World Nusantara, the Company’s indirect wholly-owned subsidiary, and Pertamina entered into an Amendment to the Operations Cooperation Agreement (the “Amended KSO”) covering the Kruh Block, pursuant to which the contract term was amended by 5 years from May 2030 to September 2035. This extension would effectively give the Company 13 years to fully develop the existing 3 oil fields, and 5 other undeveloped oil and gas bearing structures at Kruh Block. The Amended KSO increases the Company’s after-tax profit split from the current 15% to 35%, an increase of more than 100%.